Commitments and Contingencies 10-K (Details) (USD $)	3 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Jun. 05, 2012	Jun. 05, 2012	May 31, 2011	Dec. 04, 2012 Insurance Claims [Member]	Jun. 05, 2012 Insurance Claims [Member]	Dec. 04, 2012 Dan Maddy v Ruby Tuesday [Member]	May 31, 2011 Dan Maddy v Ruby Tuesday [Member]	Jun. 05, 2012 Dan Maddy v Ruby Tuesday [Member]	Sep. 30, 2009 Pennsylvania [Member]	Sep. 30, 2009 Ohio [Member]	May 31, 2011 RT Seattle Franchise [Member]	May 31, 2011 RT Utah Franchise, LLC [Member]	Jun. 05, 2012 Franchise Facility Subcommitment [Member]	May 31, 2011 Franchise Facility Subcommitment [Member] RT Seattle Franchise [Member]	Feb. 25, 2011 Franchise Facility Subcommitment [Member] RT Seattle Franchise [Member]	May 31, 2011 Franchise Facility Subcommitment [Member] RT Utah Franchise, LLC [Member]	May 31, 2011 Cancelled Facility [Member] RT Seattle Franchise [Member]	May 31, 2011 Financial Guarantee [Member] Franchise Facility Subcommitment [Member]	May 31, 2011 Financial Guarantee [Member] Franchise Facility [Member]
Franchise Partnership Guarantees [Abstract]
Line of credit facility, maximum borrowing capacity																		$ 50,000,000	$ 48,000,000
Period Of Credit Facility Commitment													12 months
Number Of Franchise Partnerships Acquired			11
Number Of Franchise Partnerships			13
Number Of Restaurants Closed	23										4
Number Of Restaurants Closed Before Acquisition Transaction												5
Number Of Restaurants Operated By Franchises Acquired												6
Purchase price of restaurants acquired												2,000,000
Number Of Loans Guaranteed By Company											2
Face amount of guaranteed debt														3,500,000	5,000,000		1,200,000
Amount of guaranteed debt repaid by acquiree upon purchase																2,000,000
Percentage Of Guarantee Of Loan																	30.00%
Payments of Guarantee on Debt														3,500,000		3,000,000	200,000
Number of restaurants violated the age discrimination									5	1
Insurance Programs [Abstract]
Retained Liabilities For Casualty Losses And Healthcare Claims					9,300,000
Litigation [Abstract]
Payment made by our secondary insurance carrier for Maddy lawsuit settlement						2,750,000	2,750,000
Number of claims administrators against whom Company has indemnification claims in the event of potential liability to secondary carrier				2				2
Purchase Commitments [Abstract]
Purchase commitment amount		$ 85,700,000